14. Intangible assets (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Intangible assets other than goodwill [abstract]
Right-of-use amortization	R$ (65,413)
Financial result - interest expenses	(54,791)
Short-term and low-value lease expenses	(51,855)
Decrease of the income of the year	R$ (172,059)